CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Oct. 31, 2021	Oct. 31, 2020
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Common Class A [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	47,500,000
Ordinary shares, shares issued	10,100,000	3,750,000
Ordinary shares, shares outstanding	10,100,000	3,750,000
Common Class B [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	2,500,000	2,500,000
Ordinary shares, shares issued	1,250,000	1,250,000
Ordinary shares, shares outstanding	1,250,000	1,250,000